Discontinued Operations - Operating Results of the Discontinued Operations (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating costs and expenses:
Income (loss) from discontinued operations		$ 8.0	$ (37.0)	$ (19.8)
Provision for (benefit from) income taxes of discontinued operations		1.3	(9.2)	4.4
Net income (loss) from discontinued operations		6.7	(27.8)	(24.2)
Aromatics [Member] | Discontinued Operations Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales		590.3	926.2	1,080.9
Operating costs and expenses:
Cost of sales		577.6	931.9	1,037.7
Selling, general and administrative expenses		21.6	23.7	29.1
Restructuring and divestiture costs		0.9	3.1	29.0
Total operating costs and expenses		600.1	958.7	1,095.8
Operating loss from discontinued operations		(9.8)	(32.5)	(14.9)
Interest expense, net		(4.8)	(4.9)	(5.1)
Foreign currency exchange gain		1.1	0.4	0.2
Net gain from the sale of aromatics	$ 5.3	21.5
Income (loss) from discontinued operations		8.0	(37.0)	(19.8)
Provision for (benefit from) income taxes of discontinued operations		1.3	(9.2)	4.4
Net income (loss) from discontinued operations		$ 6.7	$ (27.8)	$ (24.2)